Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Basis of Accounting

Basis of Accounting

The Corporation’s consolidated financial statements have been prepared in accordance with IFRS as issued by the IASB and have been approved and authorized for issuance by the Board of Directors on March 6, 2019.

The consolidated financial statements of the Corporation have been prepared on the historical cost basis, except derivative financial instruments, financial instruments at fair value through profit or loss as well as financial instruments at fair value through other comprehensive income, each of which are measured at fair value.

On January 1, 2018, the Corporation adopted the provisions in Financial Instruments (“IFRS 9”) and Revenue from Contracts with Customers (“IFRS 15”). See note 4. Significant accounting policies in relation to these adoptions are detailed below.

As previously announced, in response to changes in the business following the Australian Acquisitions (as defined below and further detailed in note 7), and to align with financial measures commonly used in the industry, the Corporation made certain reclassifications during the second quarter to the comparative interim condensed consolidated financial statements to enhance their comparability with the current period’s presentation. Consistent reclassifications have been made to the comparative balances in the consolidated financial statements for the year ended December 31, 2018. As a result, certain line items have been amended in the comparative consolidated statement of earnings and financial position and the related notes to the consolidated financial statements. These reclassifications are outlined below:

Consolidated Statements of (Loss) Earnings

The following financial statement line items, which the Corporation first introduced during the second quarter of 2018, resulted in a re-classification of the comparative period: Cost of revenue (excluding depreciation and amortization), Gross profit (excluding depreciation and amortization) and Operating income.

•	Cost of revenue (excluding depreciation and amortization) includes direct costs associated with revenue generating activities such as the following material items:
-	Gaming duty ($130.8 million for the year ended December 31, 2017), previously reported separately.
-	Processor costs ($69.5 million for the year ended December 31, 2017), previously reported within General and administrative expenses.
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Royalties ($30.2 million for the year ended December 31, 2017) and affiliates costs ($8.1 million for the year ended December 31, 2017) which are directly related to revenue generating activities and previously reported within Selling costs.

•	The following material expense categories have been categorized as follows:
-	General and administrative expenses now also include the following:
▪	Foreign exchange ($2.8 million loss for the year ended December 31, 2017) and bank charges ($0.9 million for the year ended December 31, 2017), previously reported within Financial expenses.
▪	Gain on investments in certain equity instruments ($33.6 million for the year ended December 31, 2017), previously reported separately as Gain from investments.
-	Sales and marketing:
▪	Selling expenses remain as reported in previous periods, except as described above.
-	Research and development:
▪	Previously reported within General and administrative expenses and now reported separately.
-	Net financing charges:
▪

Financial expenses remain as previously reported, except for the inclusion of investment income ($0.9 million for the year ended December 31, 2017) previously reported separately on the consolidated statements of (loss) earnings and as noted above).

Consolidated Statements of Financial Position

The following re-classifications to the comparative period, which the Corporation first made during the second quarter of 2018, include the following:

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Current assets: Prepaid expenses and deposits ($29.4 million as at December 31, 2017) and Inventories ($0.3 million as at December 31, 2017) were reported separately in previous periods and are now reported within Prepaid expenses and other current assets.

•

Non-Current assets: Prepaid expenses and deposits ($16.5 million as at December 31, 2017), Long term investments ($7.0 million as at December 31, 2017) and Investment tax credits receivable ($3.1 million as at December 31, 2017) were reported separately in previous periods and are now reported within Prepaid expenses and other non-current assets.

•

Current Liabilities: Accounts payable and accrued liabilities ($151.5 million as at December 31, 2017) and Other payables ($42.7 million as at December 31, 2017) were reported separately in previous periods and are now reported within Accounts payable and other liabilities.

Consolidated Statements of Cash Flows

There were no material reclassifications to the comparative period.

Going Concern

Going Concern

The Board of Directors of the Corporation (the “Board”) have, at the time of approving the consolidated financial statements, a reasonable expectation that the Corporation has adequate resources to continue in operational existence for the foreseeable future. As such, the Corporation continues to adopt the going concern basis of accounting in preparing the consolidated financial statements.

Principles of Consolidation

Principles of Consolidation

A subsidiary is an entity controlled by the Corporation. As such, the Corporation is exposed, or has rights, to variable returns from its involvement with such entity and has the ability to affect those returns through its current ability to direct such entity’s relevant activities (i.e., control over the entity).

The existence and effect of substantive voting rights that the Corporation potentially has the practical ability to exercise (i.e., substantive rights) are considered when assessing whether the Corporation controls another entity.

The Corporation’s consolidated financial statements include the accounts of the Corporation and its subsidiaries. Upon consolidation, management eliminated all inter-entity transactions and balances.

Non-controlling interests in subsidiaries are identified separately from the Corporation’s equity therein. Those non-controlling interests that are present ownership interests entitling their holders to a proportionate share of net assets upon liquidation may initially be measured at fair value or at the non-controlling interests’ proportionate share of the fair value of the subsidiary’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition basis. Other non-controlling interests are initially measured at fair value. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity. “Total comprehensive income” is attributed to non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Upon the loss of control of a subsidiary, the Corporation’s profit or loss on disposal is calculated as the difference between (i) the fair value of the consideration received and of any investment retained in the former subsidiary and (ii) the previous carrying amount of the assets (including any goodwill) and liabilities of the subsidiary and any non-controlling interests.

Revenue Recognition

Revenue Recognition

The Corporation has applied IFRS 15 from January 1, 2018. As permitted, the Corporation applied IFRS 15 using the modified retrospective approach, whereby the cumulative impact of adoption is recognized in opening retained earnings. Comparative information for 2017 has not been restated. See note 4. The adoption of IFRS 15 did not have a material impact on the timing and amount of revenue recognized by the Corporation and the Corporation did not apply the available optional practical expedients.

Revenue from contracts with customers is recognized when control of the Corporation’s services is transferred to the customer at an amount that reflects the consideration to which the Corporation expects to be entitled in exchange for those services. The Corporation has concluded that it is the principal in its revenue arrangements because it controls the services before transferring them to the customer.

The Corporation has disclosed disaggregated revenue recognized from customers and revenue from other online activities in note 7.

The Company evaluates all contractual arrangements it enters into and evaluates the nature of the promised goods or services, and rights and obligations under the arrangement, in determining the nature of its performance obligations. Where such performance obligations are capable of being distinct and are distinct in the context of the contract, the consideration the Corporation expects to be entitled under the arrangement is allocated to each performance obligation based on its relative estimated stand-alone selling prices. Performance obligations that the Corporation concludes are not distinct are combined together into a single combined performance obligation. Revenue is recognized at an amount equal to the transaction price allocated to the specific performance obligation when it is satisfied, either at a point in time or over time, as applicable, based on the pattern of transfer of control.

The Company’s principal arrangements include the following sources of revenue:

Revenue from customers within the scope of IFRS 15

Poker revenue

Poker revenue represents primarily the commission charged at the conclusion of each poker hand in cash games (i.e., rake) and entry fees for participation in poker tournaments, and is net of certain promotional expenses, which are treated as a reduction to the transaction price. In poker tournaments, entry fee revenue is recognized when the tournament has concluded.

Gaming revenue

Gaming revenue primarily represents the difference between the amounts of bets placed by customers less amounts won (i.e., net house win) and is presented net of certain promotional expenses which are treated as a reduction to the transaction price. Gaming transactions are instantaneously settled and revenue is recognized at a point in time.

Poker and Gaming each consist of a single revenue performance obligation, notwithstanding the impact customer loyalty programs as noted below. Revenue is recognized at a point in time upon completion of the performance obligation as noted above. Poker and Gaming are each presented as revenue gross of applicable gaming duties, which are presented within cost of revenue.

Conversion margins

Revenue from conversion margins is the revenue earned on the processing of real-money deposits and cash outs in specified currencies. Revenue from customer cross currency deposits and withdrawals is recognized when the transaction is complete at a point in time. Revenue is recognized with reference to the underlying arrangement and agreement with the players and represents a single performance obligation and is recorded within the applicable line of operations.

Other revenue from customers

Play-money gaming revenue - Customers can participate in online poker tournaments and social casino games using play-money, or virtual currency. Customers can purchase additional play-money chips online to participate in the poker tournaments and social casino games. The revenue is recognized at a point in time when the customer has purchased such chips as control has been transferred to the customer and no further performance obligations exist. Once a customer has purchased such chips they are non-refundable and non-cancellable.

Other - The Corporation sponsors certain live poker tours and events, uses its industry expertise to provide consultancy and support services to the casinos that operate the events, and has marketing arrangements for branded poker rooms at various locations around the world. The Corporation also provides customers with access to odds comparisons, tips and other information to assist with betting, and provides other media and advertising services, and limited content development services with revenue generated by way of affiliate commissions, revenue share arrangements and advertising income as applicable. Revenue is recognized upon satisfying the applicable performance obligations, at a point in time or over time as applicable.

Revenue from customers out of the scope of IFRS 15

Betting revenue

The Corporation’s income generated from Betting product offerings does not fall within the scope of IFRS 15. Income generated from these online transactions is disclosed as revenue although these transactions are accounted as derivative instruments in accordance with IFRS 9 where the income meets the definition of gains or losses, as applicable.

Betting revenue primarily represents the difference between the amounts of bets placed by customers less amounts won (i.e., net house win). Open betting positions are carried at fair value, and gains and losses arising on these positions are recognized in revenue.

Betting is presented as revenue gross of applicable gaming duties, which are presented within cost of revenue.

Customer loyalty programs

The Corporation operates loyalty programs for its customers within each of its reporting segments that reward customers based on a number of factors, including volume of play, player impact on the overall ecosystem, whether the player is a net withdrawing or net depositing player, and product and game selection. For customer loyalty programs operated by the Corporation, applicable revenue received for which loyalty rights earned by our customers are recorded as a contract liability based on the rewards’ allocated amount and are subsequently recognized as revenue in a future period when the rewards are redeemed. Customer loyalty rewards are included in accounts payable and other liabilities on the consolidated statements of financial position.

The estimated selling price of loyalty rewards is determined using an equivalent cash cost approach which uses historical data of award redemption patterns considering the alternative goods or services for which the rewards can be redeemed. The estimated selling price of rewards is adjusted for an estimate of rewards that will not be redeemed based on historical redemption patterns. Historically non-redeemed loyalty rewards have not been significant.

Other sources of revenue

Income from player funds

A portion of customer deposits is held as current investments. Income generated from current investments and dormant accounts does not fall within the scope of IFRS 15. Income generated from investments is disclosed as revenue despite being accounted for in accordance with IFRS 9 where it meets the definition of gains or losses, as applicable.

Income (loss) from dormant accounts

When a customer deposit account becomes dormant in accordance with Corporation’s terms and conditions, the deposit is removed from customer liabilities and recorded within accounts payable and other liabilities. Income is generated from dormant accounts that are not expected to be re-activated based on historical information and re-activation rates. Losses are recorded on dormant accounts that are re-activated. Income (loss) generated from dormant accounts is disclosed as revenue despite being accounted for in accordance with IFRS 9 where it meets the definition of gains or losses, as applicable.

Cost of Revenue

Cost of revenue includes direct costs associated with revenue generating activities. Such direct costs include gaming duty, processor costs, and royalties. Cost of revenue does not include depreciation and amortization.

Financial Instruments

Financial Instruments

The Corporation applied IFRS 9 retrospectively from January 1, 2018. In accordance with the practical expedients permitted under the standard, comparative information for 2017 has not been restated. As permitted by IFRS 9, the Corporation elected to continue to apply the hedge accounting requirements of International Accounting Standard (“IAS”) 39, Financial Instruments (“IAS 39”) rather than the new requirements of IFRS 9 and will comply with the revised annual hedge accounting disclosures as required by the related amendments to IFRS 7, Financial Instruments: Disclosures (“IFRS 7”).

For further information regarding the impact of the adoption of IFRS 9, see note 4.

Financial Assets

Recognition and Measurement

At initial recognition, the Corporation measures a financial asset at its fair value plus, in the case of a financial asset not measured at FVTPL (as defined below), transaction costs that are directly attributable to the acquisition of the financial asset. From January 1, 2018, the Corporation classifies financial assets into one of the following measurement categories:

•	Those to be measured subsequently at fair value through profit or loss (“FVTPL”);
•	Those to be measured subsequently through other comprehensive income (“FVOCI”); or
•	Those to be measured at amortized cost.

The classification depends on the Corporation’s business model for managing the financial assets and the contractual terms of the cash flows. Except in very limited circumstances, the classification may not be changed subsequent to initial recognition. The Corporation only reclassifies debt instruments when its business model for managing those assets changes.

Debt instruments

Subsequent measurement of debt instruments depends on the Corporation’s business model for managing the asset and the cash flow characteristics of that asset. There are three measurement categories into which the Corporation classifies its debt instruments:

•

Amortized cost: debt instruments are measured at amortized cost if they are held within a business model with the objective of collecting the contractual cash flows and those cash flows solely represent payments of principal and interest. A gain or loss on a debt instrument that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in profit or loss when the debt instrument is derecognized or impaired. Interest income from these debt instruments is recognized using the effective interest rate method. Cash, restricted cash and accounts receivable are classified as amortized cost.

•

FVOCI: debt instruments are measured at FVOCI if they are held within a business model with the objective of either collecting the contractual cash flows or of selling the debt instrument, and those cash flows solely represent payments of principal and interest. Movements in the carrying amount are recorded in other comprehensive income, with impairment gains or losses, interest income and foreign exchange gains or losses recognized in profit or loss. When the debt instrument is derecognized, the cumulative gain or loss previously recognized in other comprehensive income is reclassified to profit or loss. Bonds recorded within current investments are classified as FVOCI.

•

FVTPL: debt instruments that are not solely payments of principal and interest are classified and measured at FVTPL, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at FVOCI, as described above, debt instruments may be designated at FVTPL on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch. A gain or loss on a debt instrument that is subsequently measured at FVTPL and is not part of a hedging relationship is recognized in profit or loss and presented in the consolidated statements of (loss) earnings. Funds recorded within current investments are classified as FVTPL.

Equity instruments

The Corporation subsequently measures all equity instruments at fair value, except for equity instruments for which equity method accounting is applied. The classification of equity instruments depends on whether the Corporation has made an irrevocable election at the time of initial recognition to account for the equity instruments at FVOCI. There are two measurement categories into which the Corporation classifies its equity instruments:

•

FVOCI: equity instruments are classified as FVOCI on an instrument-by-instrument basis when the conditions are met based on the nature of the instrument. Where the Corporation’s management makes an irrevocable election to present fair value gains and losses on equity instruments in other comprehensive income, there is no subsequent reclassification of fair value gains and losses to profit or loss upon the derecognition of those instruments. Dividends from such instruments continue to be recognized in profit or loss when the Corporation’s right to receive payment is established. The Corporation does not currently hold any equity instruments classified as FVOCI.

•

FVTPL: equity instruments are classified as FVTPL if they are held for trading (they are acquired for the purpose of selling or repurchasing in the near term) or equity investments which the Corporation had not irrevocably elected to classify at FVOCI. Changes in the fair value of financial assets at FVTPL are recognized in the consolidated statements of (loss) earnings. Equity in unquoted companies is classified as FVTPL.

Impairment of financial assets

At the end of each reporting period, the Corporation assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk. The impairment provision recorded in respect of debt instruments carried at amortized cost and FVOCI is determined at 12-months expected credit losses on the basis that the Corporation considers these instruments as low risk.

The Corporation applies the simplified approach permitted by IFRS 9 for trade receivables and other financial assets held at amortized cost, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

The forward-looking element in determining impairment for financial assets is derived from comparison of current and projected macroeconomic indicators covering primary markets in which the Corporation operates.

Financial Liabilities

Recognition and measurement

Financial liabilities are classified, at initial recognition, as either financial liabilities at FVTPL or other financial liabilities.

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FVTPL: Financial liabilities are classified as FVTPL if they are held for trading or are designated as FVTPL upon initial recognition if such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise or the financial liability is managed and its performance is evaluated on a fair value basis. Any gains or losses arising on re-measurement are recognized in the consolidated statements of (loss) earnings. Derivative instruments, the deferred contingent payment and certain other level 3 liabilities (see note 26) are classified as FVTPL.

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Other financial liabilities: Financial liabilities, including borrowings, are initially measured at fair value, net of transaction costs. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. The effective interest method calculates the amortized cost of a financial liability and allocates interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability (or a shorter period where appropriate) to the net carrying amount on initial recognition. Long-term debt is classified within other financial liabilities and is measured at amortized cost.

Debt modifications

The Corporation may pursue amendments to its credit agreements based on, among other things, prevailing market conditions. Such amendments, when completed, are considered by the Corporation to be debt modifications. For debt repayable at par with nominal break costs, the Corporation elected to account for such debt modifications as equivalent to repayment at no cost of the original financial instrument and an origination of a new debt at market conditions. Resetting the debt to market conditions with the same lender has the same economic substance as extinguishing the original financial instrument and originating new debt with a third-party lender at market conditions. The transaction is accounted for as an extinguishment of the original debt instrument, which is derecognized and replaced by the amended debt instrument, with any unamortized costs or fees incurred on the original debt instrument recognized as part of the gain or loss on extinguishment.

For all other debt, the accounting treatment of debt modifications depends upon whether the modified terms are substantially different than the previous terms. The terms of an amended debt agreement are considered substantially different when either: (i) the discounted present value of the cash flows under the new terms, discounted using the original effective interest rate, are at least ten percent different from the discounted present value of the remaining cash flows of the original debt or (ii) management determines that other changes to the terms of the amended agreement, such as a change in the environment in which a floating interest rate is determined, are substantially different. If the modification is considered to be substantially different, the transaction is accounted for as an extinguishment of the original debt instrument, which is derecognized and replaced by the amended debt instrument, with any unamortized costs or fees incurred on the original debt instrument recognized as part of the gain or loss on extinguishment. If the modification is not considered to be substantially different, an adjustment to the carrying amount of the original debt instrument is recorded, which is calculated as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate with the difference recognized in net financing changes on the consolidated statements of (loss) earnings.

Transaction costs

Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities (other than financial assets and financial liabilities that are classified as FVTPL) are added to or deducted from, as applicable, the fair value of the financial instrument on initial recognition. These costs are expensed to financial expenses on the consolidated statements of (loss) earnings over the term of the related interest bearing financial asset or financial liability using the effective interest method. When a debt facility is retired by the Corporation, any remaining balance of related debt transaction costs is expensed to financial expenses in the period that the debt facility is retired. Transaction costs related to financial instruments at FVTPL are expensed when incurred.

Classification and impairment of financial assets other than derivatives prior to January 1, 2018 under IAS 39

Financial assets are initially recognized at fair value and are classified as either FVTPL, “available-for-sale” or as “loans and receivables”. The classification depends on the purpose for which the financial instruments were acquired and their respective characteristics.

Fair value through profit or loss

Financial assets at FVTPL are financial assets held-for-trading. A financial asset is classified in this category if acquired principally for the purpose of selling in the short-term or as otherwise determined by management to be in this category. Financial assets classified at FVTPL are measured at fair value with the realized and unrealized changes in fair value recognized each reporting period in the consolidated statements of (loss) earnings. The Corporation classified certain short-term investments as FVTPL as at December 31, 2017.

Available-for-sale

Available-for-sale assets are financial assets that are either designated in this category or not classified in any of the other categories. Such assets are included in other non-current financial assets unless management intends to dispose of them within 12 months of the date of the consolidated statements of financial position. Financial assets classified as available-for-sale are carried at fair value with changes in fair value recorded in the consolidated statements of comprehensive (loss) income. Interest on available-for-sale assets is calculated using the effective interest rate method and is recognized in the consolidated statements of (loss) earnings. When a decline in fair value is determined to be significant or prolonged, the cumulative loss included in accumulated other comprehensive income (loss) is reclassified as such and then recognized in the consolidated statements of (loss) earnings. Gains and losses realized on the disposal of available-for-sale assets are recognized in the consolidated statements of (loss) earnings. The Corporation classifies certain current and noncurrent investments as available-for-sale.

Loans and receivables

Loans and receivables are financial assets with fixed or determinable payments but which are not quoted in an active market. All such assets with maturities equal to or less than 12 months from the date of the consolidated statements of financial position are classified as current assets, while those with maturities greater than 12 months from such date are classified as non-current assets. Financial instruments classified as loans and receivables are initially recorded at fair value and subsequently measured at amortized cost using the effective interest method. The Corporation classifies accounts receivable and promissory notes as loans and receivables.

Impairment

At the end of each reporting period, the Corporation assesses whether a financial asset or a group of financial assets, other than those classified as FVTPL, is impaired. If there is objective evidence that impairment exists, the loss is recognized in the consolidated statements of (loss) earnings. The impairment loss is measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that financial asset previously recognized in the consolidated statements of (loss) earnings.

Derivatives

As permitted by IFRS 9, the Corporation elected to continue to apply the hedge accounting requirements of IAS 39 rather than the new requirements of IFRS 9 and will comply with the revised annual hedge accounting disclosures as required by the related amendments to IFRS 7.

The Corporation uses derivative instruments for risk management purposes and does not use derivative instruments for speculative trading purposes (except for derivatives with respect to the Corporation’s Betting line of operations, which are transactions within the scope of IFRS 9 but reported as revenue as discussed above). All derivatives are recorded at fair value in the consolidated statements of financial position. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. For derivatives not designated as hedging instruments, the re-measurement of those derivatives each period is recognized in the consolidated statements of (loss) earnings.

Derivatives may be embedded in other financial liabilities and non-financial instruments (i.e., the host instrument). Embedded derivatives are treated as separate derivatives when their economic characteristics and risks are not closely related to those of the host instrument, the terms of the embedded derivative are the same as those of a stand-alone derivative and the combined instrument (i.e., the embedded derivative plus the host instrument) is not held-for-trading or designated at fair value. These embedded derivatives are measured at fair value with subsequent changes recognized in the consolidated statements of (loss) earnings.

A derivative embedded within a hybrid contract containing a financial asset host is not accounted for separately under IFRS 9. The financial asset host together with the embedded derivative is required to be classified in its entirety as a financial asset at FVTPL.

Hedge accounting

The Corporation designates certain derivatives as either:

•	hedges of a particular risk associated with the cash flows of recognized assets and liabilities and highly probable forecast transactions (cash flow hedges), or
•	hedges of a net investment in a foreign operation (net investment hedges).

At inception of the hedge relationship, the Corporation formally documents how the hedging relationship meets the hedge accounting criteria. It also records the economic relationship between the hedged item and the hedging instrument, including the nature of the risk, the risk management objective and strategy for undertaking the hedge and the method that will be used to assess the effectiveness of the hedging relationship at inception and on an ongoing basis.

Cash flow hedges

The Corporation uses derivatives for cash flow hedges. The effective portion of the change in fair value of the hedging instrument is recorded in other comprehensive income and accumulated in the cash flow hedging reserve, while the ineffective portion is recognized immediately in the consolidated statements of (loss) earnings. Gains and losses on cash flow hedges accumulated in other comprehensive (loss) income are reclassified to the consolidated statements of (loss) earnings in the same period the hedged item affects the consolidated statements of (loss) earnings. If the forecast transaction is no longer expected to occur, the hedge no longer meets the criteria for hedge accounting, the hedging instrument expires or is sold, terminated or exercised, or the designation is revoked, the hedge accounting is discontinued prospectively.  If the forecast transaction is no longer expected to occur, then the amount accumulated in equity is reclassified to the consolidated statements of (loss) earnings.

Net investment hedges

Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on the hedging item relating to the effective portion of the hedge is recognized in other comprehensive income and accumulated under the heading cumulative translation adjustments reserve. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statements of (loss) earnings. Gains and losses accumulated in other comprehensive income are reclassified to the consolidated statements of (loss) earnings when the foreign operation is partially disposed of or sold.

Determination of fair value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the applicable measurement date. When measuring the fair value of an asset or a liability, the Corporation uses market observable data to the extent possible. If the fair value of an asset or a liability is not directly observable, it is estimated by the Corporation using valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs (e.g., by the use of the market comparable approach that reflects recent transaction prices for similar items, discounted cash flow analysis, or option pricing models refined to reflect the Corporation’s specific circumstances). Inputs used are consistent with the characteristics of the asset or liability that market participants would take into account.

For the Corporation’s financial instruments which are recognized in the consolidated statements of financial position at fair value, the fair value measurements are categorized based on the lowest level input that is significant to the fair value measurement in its entirety and the degree to which the inputs are observable. The significance levels are classified as follows in the fair value hierarchy:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3 – Inputs for the asset or liability that are not based on observable market data.

Transfers between levels of the fair value hierarchy are recognized by the Corporation at the end of the reporting period during which the transfer occurred.

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash in hand, bank deposits and other short-term highly liquid investments with maturities of three months or less, which are generally used by the Corporation to meet short-term liquidity requirements.

Leases

Leases

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases. The Corporation assessed all its leases to be operating leases.

The Corporation as lessor

Rental income from operating leases is recognized on a straight-line basis over the term of the relevant lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized on a straight-line basis over the lease term.

The Corporation as lessee

Rents payable under operating leases are recognized as an expense on a straight-line basis over the term of the relevant lease except where another more systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. Contingent rentals arising under operating leases are recognized as an expense in the period in which they are incurred.

In the event that lease incentives are received to enter into operating leases, such incentives are recognized as a liability. The aggregate benefit of any such incentive is recognized as a reduction of rental expense on a straight-line basis over the lease term, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.

Prepaid Expenses and Deposits	Prepaid Expenses and Deposits Prepaid expenses and deposits consist of amounts paid in advance or deposits made for which the Corporation will receive goods or services.
Property and Equipment

Property and Equipment

Property and equipment which have finite lives are recorded at cost less accumulated depreciation and impairment losses. Depreciation is expensed from the month the particular asset is available for use, over the estimated useful life of such asset at the following rates, which in each case are intended to reduce the carrying value of the asset to the estimated residual value:

Furniture and fixtures	Straight-line	4-10 years
Computer equipment	Straight-line	2-5 years
Building	Straight-line	25 years

Intangible Assets

Intangible Assets

Intangible assets which have finite lives are recorded at cost less accumulated amortization and impairment losses. Amortization is expensed from the month the particular asset is available for use, over the estimated useful life of such asset at the following rates, which in each case are intended to reduce the carrying value of the asset to the estimated residual value:

Software technology (including deferred development costs)	Straight-line	5 years
Software technology (Defensive intangible asset)	Straight-line	2 years
Customer relationships	Straight-line	15 years
Brands (licensed)	Straight-line	22 years
Brands	N/A	Indefinite useful life
Other intangibles	Straight-line	4-10 years

The amortization method, useful life and residual values are assessed annually and the assets are tested for impairment, whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Upon retirement or disposal, the cost of the asset disposed of and the related accumulated amortization are removed from the consolidated statements of financial position and any gain or loss is reflected in the consolidated statements of (loss) earnings. Expenditures for repairs and maintenance are expensed as incurred.

The Corporation determined that its owned brands have indefinite useful lives as they have no foreseeable limit to the period over which such assets are expected to contribute to the Corporation’s cash flows. In addition, the Corporation expects to continue to support its brands with ongoing marketing efforts.

The Corporation tests its owned brands for impairment at least annually, or more frequently if circumstances such as significant declines in expected sales, net earnings or cash flows indicate that the cash-generating units (“CGUs”) to which such brands relate might be impaired.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business acquisition. After initial recognition, goodwill is measured at cost less any accumulated impairment losses.

Goodwill is tested for impairment at least annually, or more frequently if circumstances such as significant declines in expected sales, net earnings or cash flows indicate that that the CGUs or group of CGUs to which goodwill is allocated might be impaired. The Corporation monitors and tests goodwill for impairment at the operating segment level.

Research and Development

Research and Development

Research and development costs are expensed except in cases where development costs meet certain identifiable criteria for deferral. Deferred development costs, which have probable future economic benefits, can be clearly defined and measured, and are incurred for the development of new products or technologies, are capitalized. These development costs, net of related research and development investment tax credits, are not amortized until the products or technologies are commercialized or when the asset is available for use, at which time, they are amortized over the estimated life of the commercial production of such products or technologies.

The amortization method and the life of the commercial production are assessed annually and the assets are tested for impairment whenever an indication exists that an asset might be impaired.

The Corporation claims research and development investment tax credits as a result of incurring scientific research and experimental development expenditures. Research and development investment tax credits are recognized when the related expenditures are incurred and there is reasonable assurance of their realization. Investment tax credits are accounted for by the cost reduction method whereby the amounts of tax credits are applied as a reduction of the expense or deferred development costs.

Investments	Investments Investments are stated at the lower of cost and fair market value. Cost is determined on a weighted average basis at a consolidated level.
Investments in Associates

Investments in Associates

An associate is an entity over which the Corporation has significant influence and that is neither a subsidiary nor an interest in a joint venture. Significant influence is the power to participate in the financial and operating policy decisions of the associate but is not the control or joint control over those policy decisions.

The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting, except when the investment is classified as held for sale, in which case it is accounted for in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations.

Under the equity method, an investment in an associate is initially recognized in the consolidated statements of financial position at cost and adjusted thereafter to recognize the Corporation’s share of the profit or loss and other comprehensive income of the associate. When the Corporation's share of losses of an associate exceeds the Corporation's interest in that associate (which includes any long-term interests that, in substance, form part of the Corporation's net investment in the associate), the Corporation discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Corporation has incurred legal or constructive obligations or made payments on behalf of the associate.

An investment in an associate is accounted for using the equity method from the date on which the investee becomes an associate.  On acquisition of the investment in an associate, any excess of the cost of the investment over the Corporation's share of the net fair value of the identifiable assets and liabilities of the associate is recognized as goodwill, which is included within the carrying amount of the investment. Any excess of the Corporation's share of the net fair value of the identifiable assets and liabilities over the cost of the investment, after reassessment, is recognized immediately in the consolidated statements of (loss) earnings in the period in which the investment is acquired.

The requirements of IAS 36, Impairment of Assets (“IAS 36”) are applied to determine whether it is necessary to recognize any impairment loss with respect to the Corporation’s investment in an associate. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs of disposal) with its carrying amount, any impairment loss recognized forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized to the extent that the recoverable amount of the investment subsequently increases.

Impairment of Non-Current Assets

Impairment of Non-Current Assets

Management assesses, at the end of the reporting period, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Corporation estimates the asset’s recoverable amount. An asset’s or CGU’s recoverable amount is the higher of the asset’s or CGU’s fair value less costs of disposal and its value in use. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

The Corporation bases its impairment calculation on detailed budgets and forecast calculations, which are prepared for the Corporation’s assets or CGU to which such assets are allocated. These budgets and forecast calculations generally cover a period of three to five years. A long-term growth rate is calculated and applied to project future cash flows after the final year included in the forecast.

Impairment losses of continuing operations are recognized in the consolidated statements of (loss) earnings in expense categories consistent with the function of the impaired asset. An impairment loss recognized for goodwill may not be reversed. At the end of the reporting period, the Corporation assesses if there is an indication that impairment losses recognized in previous periods for other assets have decreased or no longer exist. Where an impairment loss is subsequently reversed, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount provided that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized in prior years. A reversal of an impairment loss is recognized immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

Taxation

Taxation

Income tax expense represents the sum of current and deferred taxes. Current and deferred taxes are recognized in the consolidated statements of (loss) earnings, except to the extent they relate to items recognized in the consolidated statements of comprehensive (loss) income or directly in the consolidated statements of changes in equity.

Current tax

Current tax payable is based on taxable income for the year. Taxable income differs from earnings as reported in the consolidated statements of (loss) earnings because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Corporation’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the particular reporting period.

Deferred tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the Corporation’s consolidated financial statements and the corresponding tax bases used in the computation of taxable income. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable income will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable income nor the accounting earnings.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments and interests in subsidiaries and associates, except where the Corporation is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable income against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of any such asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset is realized, in each case based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Corporation expects, at the end of the particular reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Corporation intends to settle its current tax assets and liabilities on a net basis. Deferred tax assets and liabilities are not discounted. Current and deferred tax are recognized in the consolidated statements of (loss) earnings, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity, respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Share Based Payments

Share based payments

The Corporation maintains an equity-based long-term incentive award program to align interests of its management team with those of its Shareholders by focusing the management team on long-term objectives over a multi-year period, with the value of the award fluctuating based on stock price appreciation. The Corporation has two equity-based award plans and accounts for grants under these plans in accordance with the fair value-based method of accounting for stock-based compensation for the applicable period. The Corporation currently makes its equity grants under its Equity Incentive Plan dated June 22, 2015 (the “2015 Equity Incentive Plan”), which provides for grants of stock options (“Options”), Restricted Share Units (“RSU”), Deferred Share Units (“DSU”), Performance Share Units (“PSU”), Restricted Shares (“RS”), and other Common Share-based awards as the Board may determine. Prior to the Corporation’s 2015 annual shareholder meeting (the “2015 Annual Meeting”), equity-based awards were granted solely under the Corporation’s 2010 stock option plan, as amended from time to time (the “2010 Stock Option Plan” and together with the 2015 Equity Incentive Plan, the “Plans”) and consisted only of Options. The Corporation no longer grants Options under the 2010 Stock Option Plan, but it remains in effect only to govern the terms of outstanding Options granted prior to the date of the 2015 Annual Meeting.

Effective for 2017, the Corporation replaced the stock option component of the long-term incentive program for its management team with a regular, annual grant program that is comprised of PSUs and RSUs. The RSUs are subject to service vesting conditions and the PSUs are subject to service, market and non-market vesting conditions. The Corporation also offers DSUs, RSUs and RS for members of its Board of Directors.

Non-employee equity-settled share-based payments are measured at the fair value of the goods and services received, except where that fair value cannot be estimated reliably. If the fair value cannot be measured reliably, non-employee equity-settled share-based payments are measured at the fair value of the equity instrument granted as measured at the date the entity obtains the goods or the counterparty renders the service. Stock-based compensation expense is recognized over the contract life of the options or the option settlement date, whichever is earlier.

Stock Options

Stock Options

Compensation expense for equity-settled stock options awarded to participants under the Plans is measured at the fair value at the grant date using the Black-Scholes-Merton valuation model and is recognized using the graded vesting method over the vesting period of the options granted. Stock-based compensation expense recognized is adjusted to reflect the number of options that have been estimated by management for which conditions attaching to service will be fulfilled as of the grant date until the vesting date so that the recognized expense corresponds to the options that have vested. Stock-based compensation expense is recorded in the equity reserve when the expense is recognized in the consolidated statements of (loss) earnings. When options are exercised, any consideration received from participants as well as the related compensation cost recorded within the equity reserve are credited to share capital.

Other Equity-Settled Share Based payments

Other equity-settled share based payments

Restricted Share Units

An RSU is a unit equivalent in value to a Common Share which entitles the holder to receive Common Shares after a specified vesting period determined by the Plan Administrator of the 2015 Equity Incentive Plan (the “Plan Administrator”), in its sole discretion. Upon settlement, holders will receive one fully paid Common Share in respect of each vested RSU. Generally, the RSUs vest in equal annual installments over a three or four-year period (graded vesting method), and subject to continued employment through each vesting date.

Performance Share Units

A PSU is a unit equivalent in value to a Common Share which entitles the holder to receive Common Shares based on the achievement of performance goals established by the Plan Administrator, including in consultation with management, over a performance period. Generally, the PSUs vest on the third anniversary of the date of the grant (cliff vesting), and based on a weighted mix of revenue and Adjusted EBITDA targets of the Corporation for the applicable three-year performance period as well as the individual remaining employed by, or continuing to provide services to, the Corporation. The grantee is eligible for additional PSUs (the “Additional PSUs”) up to 50% of the PSUs granted on the grant date, subject to an additional total shareholder return condition (the “TSR Condition”), and to the extent the other service and performance conditions are met. The Additional PSUs have service, non-market and market (i.e., the TSR Condition) vesting conditions, all of which must be satisfied to vest.

Upon settlement, holders will receive fully paid Common Shares in proportion to the number of vested PSUs held and the level of performance achieved. Any unearned PSUs will be forfeited.

Deferred Share Units

The Corporation offers DSU grants to the members of the Board. Upon settlement, holders will receive one fully paid Common Share in respect of each vested DSU. The Corporation recognizes services received in a share-based payment transaction as an expense over the requisite service period and recognizes a corresponding increase in equity as the services are received. DSUs vest immediately or over either a one-, two- or three-year period. The grant date is the date on which the Corporation and the Directors have a shared understanding of all the terms and conditions of the arrangement. If the grant date occurs after the service commencement date, then the Corporation estimates the grant-date fair value of the DSUs for the purpose of recognizing the expense from the service commencement date until the accounting grant date. All grants are subject to forfeiture if the director ceases to serve as a director prior to vesting and vested DSUs can only be settled at such time.

Restricted Shares

An RS is a fully paid Common Share that is subject to restrictions on transfer and a risk of forfeiture for a period of time, and which shall be held by the Corporation or its designee in escrow until such time as the restricted period lapses. The Plan Administrator shall have the authority to determine at the time of grant, the duration of the restricted period and other restrictions applicable to the restricted Common Shares. Except for the restrictions applicable to the restricted Common Shares, during the restricted period, the holder shall have all the rights and privileges of a holder of Common Shares as to the restricted Common Shares, including the right to vote. All previously outstanding RS vested and were settled during the year ended December 31, 2017.

With respect to RS, RSUs, PSUs and DSUs, the Corporation doesn’t currently expect to pay any dividends during the vesting period. Therefore, the fair market value of a RS, RSU, PSU or DSU is equal to the market price of the underlying Common Share at the grant date. On the grant date, the fair value of the awards is measured using the closing TSX stock price, or the closing Nasdaq stock price if the Common Shares are not traded on the TSX. The fair market value of the Additional PSUs is determined using a simulation based valuation to reflect the probability of the market condition being met. The service and non-market conditions, do not affect the fair value of the awards at grant date. Market conditions are reflected as an adjustment (discount) to the initial estimate of fair value at grant date of the instrument to be received and there is no true-up for differences between estimated and actual vesting due to market conditions.

Share-based compensation expense is recognized over the vesting period in the consolidated statements of (loss) earnings with a corresponding increase to the equity reserve. Once the awards vest and are settled with the counterparty, the related amount recorded within the equity reserves is credited to share capital.

Dividend Equivalents

Dividend Equivalents

RS, RSUs, PSUs and DSUs may be credited with dividend equivalents in the form of additional RS, RSUs, PSUs, DSUs and other share-based awards, as applicable. Dividend equivalents shall vest in proportion to the awards to which they relate. Such dividend equivalents shall be computed by dividing: (i) the amount obtained by multiplying the amount of the dividend declared and paid per Common Share by the number of RS, RSUs, PSUs, DSUs or other share-based awards, as applicable, held by the participant on the record date for the payment of such dividend, by (ii) the highest closing price of the Common Shares on any stock exchange on which the Common Shares are then listed on the date of grant, at the close of the first business day immediately following the dividend record-date.

Provisions

Provisions

Provisions represent liabilities of the Corporation for which the amount or timing of payment is uncertain. Provisions are recognized when the Corporation has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are measured at the present value of the expected expenditures required to settle the obligation using a discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in provisions due to the passage of time is recognized in interest accretion within net financing charges on the consolidated statements of (loss) earnings.

Contingent liabilities

Contingent liabilities are possible obligations the existence of which will be confirmed by uncertain future events that are not wholly within the control of the entity. Contingent liabilities also include obligations that are not recognized because their amount cannot be measured reliably or because settlement is not probable. A contingent liability is not recognized in the consolidated statements of financial position. However, unless the possibility of an outflow of economic resources is remote, a contingent liability is disclosed in the notes.

Translation of Foreign Operations and Foreign Currency Transactions

Translation of Foreign Operations and Foreign Currency Transactions

Functional and presentation currency

IFRS requires entities to consider primary and secondary indicators when determining functional currency. Primary indicators are closely linked to the primary economic environment in which the entity operates and are given more weight. Secondary indicators provide supporting evidence to determine an entity’s functional currency. Once the functional currency of an entity is determined, it should be used consistently, unless significant changes in economic factors, events and conditions indicate that the functional currency has changed.

A change in functional currency is accounted for prospectively from the date of the change by translating all items into the new functional currency using the exchange rate at the date of the change.

Based on an analysis of the primary and secondary indicators, the functional currency of each of the Corporation and its subsidiaries have been determined. The functional currency of the Corporation is CDN. The Corporation’s consolidated financial statements are presented in U.S. dollars.

Transactions and balances

Foreign currency transactions are translated into the applicable functional currency using the exchange rates prevailing on the dates of the transactions or valuation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized within general and administrative expenses.

Group companies

The results and financial position of the Corporation’s subsidiaries that have a functional currency different from the Corporation’s presentation currency are translated into the presentation currency as follows:

(i)	assets and liabilities for each statement of financial position presented are translated at the closing exchange rate on the date of that statement of financial position;
(ii)

income and expenses for each statement of net (loss) earnings and statement of other comprehensive (loss) income are translated at the rates of exchange prevailing on the dates of the transactions; and

(iii)	all resulting exchange rate differences are recognized in other comprehensive (loss) income and are transferred to net (loss) earnings upon the sale or disposition of subsidiaries.

Business Combination

Business Combinations

Business combinations are accounted for using the acquisition method. Under this method, the identifiable assets acquired and liabilities assumed, including contingent liabilities, are recognized in the consolidated statements of financial position at their respective fair values. Goodwill is recorded based on the excess of the fair value of the consideration transferred over the fair value of the Corporation’s interest in the acquiree’s net identifiable assets on the date of the acquisition. Any excess of the identifiable net assets over the consideration transferred is immediately recognized in the consolidated statements of (loss) earnings.

The consideration transferred by the Corporation to acquire control of an entity is calculated as the sum of the acquisition-date fair values of the assets transferred, liabilities incurred and equity interests issued by the Corporation, including the fair value of all the assets and liabilities resulting from a deferred contingent payment arrangement. Acquisition-related costs are expensed as incurred.

Operating Segments

Operating Segments

Segments are reported in a manner consistent with the internal reporting provided to the Corporation’s Chief Operating Decision Maker (“CODM”). The Corporation’s CODM consists of its Chief Executive Officer, Chief Financial Officer and Chief Corporate Development Officer, as this group is responsible for allocating resources to, and assessing the performance of, the operating segments of the Corporation.

Key Sources of Estimation Uncertainty

Key sources of estimation uncertainty

Determining the carrying amounts of some assets and liabilities requires estimation of the effects of uncertain future events on those assets and liabilities at the end of the reporting period. The following discussion sets forth key sources of estimation uncertainty at the end of the reporting period, that management believes have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

Goodwill impairment

At least annually, the Corporation tests whether goodwill is subject to any impairment in accordance with the applicable accounting policy set forth in note 2.

The Corporation applied judgment in the allocation of goodwill to the identified cash-generating units (“CGUs”). Prior to the SBG Acquisition, the Corporation identified potential synergy benefits that management estimated would be realized in both the International and United Kingdom CGUs and accordingly attributed a portion of the goodwill recognized from the SBG Acquisition to the International CGU for impairment testing purposes, given the synergies were taken into account when determining an appropriate purchase price. The annual recurring synergy benefit applicable to each CGU was calculated and the net present value of this recurring benefit to each CGU was used to allocate the appropriate proportion of goodwill accordingly.

The recoverable amount for any CGU or group of CGUs is determined based on the higher of fair value less costs to sell and value in use. Both valuation approaches require management to use judgments and estimates. Goodwill impairment exists when the carrying value of a CGU or group of CGUs exceeds its recoverable amount. Estimates used in determining the recoverable amount include but are not limited to expected cash flows, growth rates, capital expenditures and discount rates. A change in future earnings or any other assumptions may have a material impact on the fair value of the CGU or group of CGUs, and could result in an impairment loss. See note 11.

Valuation of deferred contingent payment on acquisition of non-controlling interest

As part of the incremental acquisition of an 18% equity interest in BetEasy, BetEasy’s management team will be entitled to an additional payment of up to AUD 239 million in 2020, subject to certain performance conditions primarily related to its EBITDA, and payable in cash and/or additional Common Shares at The Stars Group’s discretion. The Corporation considered this additional payment to be a contingent consideration and accounted for it as part of the purchase price related to the acquisition of the 18% equity interest in BetEasy. The deferred contingent payment is subsequently recorded at fair value at each balance sheet date, with re-measurements recorded within net financing charges in the consolidated statements of (loss) earnings. In valuing the deferred contingent payment as at December 31, 2018, the Corporation used a discount rate of 10.5%, considering the term of the deferred contingent payment period and credit risk. The Corporation applied a volatility of historical EBITDA for comparable companies of 25%, which was based on historical performance and market indicators. See notes 5 and 26.

Uncertain tax positions

Determining the Corporation’s income tax and its provisions for income taxes involves a significant degree of estimation and judgment, particularly in respect of open tax returns relating to prior years where the liabilities remain to be agreed with the local tax authorities. The Corporation is also subject to tax authority audits and has a number of open tax enquiries. As a result, it has recognized a number of provisions against uncertain tax positions that are recognized based on management’s best estimate of the outcome after taking into consideration all available evidence, and where appropriate, after taking external advice. The tax provisions recorded in the Corporation’s consolidated financial statements in respect of prior years relate to intercompany trading and financing arrangements entered into in the normal course of business and tax audits that are currently in progress with fiscal authorities. Due to the uncertainty associated with such tax items it is possible that at a future date, on resolution of the open tax matters, the final outcome may vary significantly and there is the potential for a material adjustment to the carrying amounts of the liability recorded as a result of this estimation uncertainty.

Critical Accounting Judgments

Critical accounting estimates and judgments

The preparation of the Corporation’s consolidated financial statements requires management to make estimates and assumptions concerning the future. It also requires management to exercise its judgment in applying the Corporation’s accounting policies. Estimates and judgments are continuously evaluated and are based on historical experience, general economic conditions, and trends and other factors, including expectations of future events.

Estimates and their underlying assumptions are reviewed on a regular basis and the effects of any changes are recognized immediately. Changes in the status of certain facts or circumstances could result in material changes to the estimates used in the preparation of the consolidated financial statements and actual results could differ from the Corporation’s estimates.

The following discussion sets forth what management believes to be the most significant estimates and assumptions in determining the value of assets and liabilities and the most significant judgments in applying the Corporation’s accounting policies.

Determination of purchase price allocations and deferred contingent payments

Management makes certain judgments and estimates in the recognition and measurement of assets and liabilities, including separately identifiable intangibles acquired as part of a business combination. Further, management also makes judgments and estimates in determining the value of deferred contingent payments that should be recorded as part of the consideration on the date of acquisition and changes in deferred contingent payments payable in subsequent reporting periods. The deferred contingent payment relating to the incremental acquisition of an 18% equity interest in BetEasy is discussed above in key sources of estimation uncertainty and in note 26.

Business combinations may result in the recognition of certain intangible assets, recognized at fair value, including but not limited to, software technology, customer relationships, below market significant contracts, and brands. Judgment is applied in the identification of “identifiable” intangible assets which requires that an asset must be separable or must arise from contractual or other legal rights to distinguish it from goodwill. Specifically, customer relationships recognized in respect of the SBG Acquisition and the Australian Acquisitions are primarily in respect of non-contractual relationships from which the acquired companies have a practice and history of establishing contracts (i.e., customers that have previously engaged in online gaming transactions and are expected to engage in future online gaming transactions)

Key estimates made by management in connection with the measurement of acquired intangible assets relating to the SBG Acquisition and the Australian Acquisitions, included:

(i)	Discount rates – The Corporation used discount rates ranging from 7% to 10%.
(ii)	Attrition rates – The Corporation valued certain intangibles using estimated attrition rates ranging from 3% to 10%.
(iii)	Technology migration – The Corporation valued technology intangibles using estimated useful lives of 5 to 7 years based on the planned migration towards newer developed technology.
(iv)	Technology royalty rate – The Corporation valued certain technology intangibles using royalty rates ranging from 5% to 10%.
(v)	Brand royalty rate – The Corporation valued brands using royalty rates ranging from 2.5% to 5%.
(vi)

Estimating future cash flows – The Corporation considered historical performance and industry assessments among other sources in the estimation of the cash flows. Significant estimation uncertainty exists with respect to forecasting and growth assumptions used in the valuation of intangibles.

Acquisition of BetEasy – Control assessment

The Corporation acquired a 62% equity interest in BetEasy on February 27, 2018, and a further 18% equity interest on April 24, 2018. As is typical, the shareholders agreement entered into with the minority shareholders of BetEasy in connection with these transactions includes a number of rights and protections for the minority shareholders in certain circumstances that are directly harmful to the minority, including as it relates to significant changes to business scope, material acquisitions or financing. In the Corporation’s judgment such minority shareholder rights are protective rights and the Corporation has control in accordance with IFRS 3, Business Combinations.

Useful lives of long-lived assets

Estimates are used for each component of an asset’s useful life and is based on an analysis of all pertinent factors including, but not limited to, the expected use of the asset and, in the case of intangible assets, where applicable, contractual provisions that enable the renewal or extension of the asset’s legal or contractual life without substantial cost, as well as renewal history or the expected period of future benefit of the intangible asset. Incorrect estimates of useful lives could result in an increase or decrease in the annual amortization expense and future impairment charges.

As noted above, the Corporation acquired significant intangible assets in connection with the SBG Acquisition and the Australian Acquisition. Management used estimates in determining the useful lives for these acquired intangible assets using information regarding, among other things, details of the contractual terms, historical customer activity and attrition, forecasted cash flow information, and market conditions and trends.

Debt extinguishment

The Corporation applied judgment in determining whether transactions related to its long-term debt during the period should be classified as an extinguishment or modification of such debt. The Corporation considers long-term debt that is pre-payable with no significant termination costs as being extinguished when contractual amendments are made. As discussed in note 17, on April 6, 2018, the Corporation amended its long-term debt in connection with the Australian Acquisitions and recorded the amendment as an extinguishment for accounting purposes as the debt was repayable at par, and no termination costs were incurred. On July 10, 2018, the Corporation’s previous first lien term loans were repaid in full and the transaction was recorded as an extinguishment for accounting purposes. No termination costs were incurred upon repayment.

Recognition and valuation of embedded derivatives

The Senior Notes (as defined below) include certain embedded features allowing the Corporation to redeem the Senior Notes or allowing the holders to require a redemption of the Senior Notes. The Corporation applied its judgment in determining whether the features represent embedded derivatives required to be bifurcated from the carrying value of the Senior Notes, including in relation to the assessment of whether the features are closely related to the host contract (i.e., the Indenture (as defined below) governing the Senior Notes). The Corporation considers redemption features with fixed redemption prices over a series of redemption dates as a single feature for assessing whether the feature is closely related to the host contract. The Corporation also considers embedded features with the same underlying risk exposure (i.e., interest rate risk exposure) as a combined derivative instrument for measurement, presentation and disclosure. Certain features were bifurcated from the carrying value of the Senior Notes. Management used estimates, including an implied credit spread of 3.8% as at December 31, 2018, in determining the fair value of the embedded derivatives. See notes 17, 19 and 26.

Functional currency

The Corporation’s worldwide operations expose the Corporation to transactions denominated in a number of different currencies, which are required to be translated into one currency for consolidated financial statement reporting purposes. The Corporation’s foreign currency translation policy is designed to reflect the economic exposure of the Corporation’s operations to various currencies. The functional currencies of the Corporation’s subsidiaries are assessed on a regular basis as the operations of the Corporation evolve or as result of business combinations or expansions. The functional currency of an operation or subsidiary is the currency of the primary economic environment to which it is exposed.

Following the SBG Acquisition and the Australian Acquisitions, management applied judgment in determining the functional currencies of the acquired subsidiaries and considered the impact of the acquisitions on the primary economic environment of the acquiring subsidiaries. To determine the functional currencies, management considered the currency that influences sales prices of the goods and services provided by the operations and the currency that influences the costs incurred by the operations. Where as a result of these primary factors, the functional currency was not obvious, management examined secondary factors such as the currency in which funds from financing are obtained, the currency in which cash receipts are retained and the levels of interactions with the parent company.

Contingent liabilities

The Corporation reviews outstanding legal cases following developments in legal proceedings at each balance sheet date, considering, among other things: the nature of the litigation, claim or assessment; the legal processes and potential level of damages in the jurisdiction in which the litigation, claim or assessment has been brought; the progress of the case (including progress after the date of the consolidated financial statements but before those statements are issued); the opinions or views of legal counsel and other advisors; experience of similar cases; and any decision of the Corporation’s management as to how it will respond to the litigation, claim or assessment. The Corporation assesses the probability of an outflow of resources to settle the obligation as well as if the outflow can be reliably measured. If these conditions are not met, no provision will be recorded and the relevant facts will be disclosed as a contingent liability. To the extent that the Corporation’s assessments at any time do not reflect subsequent developments or the eventual outcome of any claim, its future consolidated financial statements may be materially affected, with a favourable or adverse impact on the Corporation’s business, financial condition or results of operations. See note 28.